Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Net income:
Net income attributable to MHFG common shareholders		¥ 315,886	¥ 212,984
Effect of dilutive securities
Net income attributable to common shareholders after assumed conversions		¥ 315,886	¥ 212,984
Shares:
Weighted average common shares outstanding		2,537,272	2,536,800
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	[1]	93	209
Weighted average common shares after assumed conversions		2,537,365	2,537,009
Earnings per common share:
Basic net income per common share		¥ 124.50	¥ 83.96
Diluted net income per common share	[1]	¥ 124.49	¥ 83.95

[1]	For the six months ended September 30, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.